Fair value measurement (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065
Current investments	3,308,583	1,103,299
Accounts receivable	41,757,204	36,248,589
Other receivables	162,832	162,011
Judicial deposits	50,992	44,855
Receivable from related parties	32,281	0
Investment	0	1,651
Categories of financial liabilities [abstract]
Payables to third parties	21,534,388	18,072,898
Trade payables	513,920	449,102
Payables to related parties	135,478	593,906
Borrowings	189,427	0
Deposits	16,188,440	11,995,288	R$ 3,133,996
Derivative Financial Instruments	40,945	22,289
Contract liabilities	146,184	143,528
Quoted prices in active markets (Level 1)
Categories of financial assets [abstract]
Cash and cash equivalents	654,363	404,468
Current investments	3,308,583	1,103,299
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Receivable from related parties	0
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Borrowings	0
Deposits	0	0
Derivative Financial Instruments	0	0
Contract liabilities	0	0
Other liabilities	0	0
Significant observable inputs (Level 2)
Categories of financial assets [abstract]
Cash and cash equivalents	2,244,697	1,424,629
Current investments	0	0
Accounts receivable	42,900,983	36,994,135
Other receivables	198,416	180,517
Judicial deposits	50,992	44,858
Receivable from related parties	32,281
Investment	0	0
Categories of financial liabilities [abstract]
Payables to third parties	21,534,388	18,072,898
Trade payables	513,920	449,102
Payables to related parties	476,804	593,906
Borrowings	189,427
Deposits	16,188,440	11,995,288
Derivative Financial Instruments	40,945	22,289
Contract liabilities	146,185	143,528
Other liabilities	262,074	202,797
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Cash and cash equivalents	0	0
Current investments	0	0
Accounts receivable	0	0
Other receivables	0	0
Judicial deposits	0	0
Receivable from related parties	0
Investment	0	1,651
Categories of financial liabilities [abstract]
Payables to third parties	0	0
Trade payables	0	0
Payables to related parties	0	0
Borrowings	0
Deposits	0	0
Derivative Financial Instruments	0	0
Contract liabilities	0	0
Other liabilities	R$ 0	R$ 0